Property and Equipment - Summary of Property and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 13,377,077	₩ 12,933,460	₩ 11,590,010
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	44,520,534	42,227,810
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(31,124,448)	(29,255,432)
Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(19,009)	(38,918)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,039,323	981,389	938,344
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,039,323	981,389
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	858,606	867,408	863,294
Buildings and structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,747,445	1,715,619
Buildings and structures [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(888,389)	(847,761)
Buildings and structures [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(450)	(450)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	317,403	347,069	356,039
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	913,102	910,049
Structures [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(594,098)	(561,379)
Structures [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,601)	(1,601)
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	8,376,212	7,924,392	7,129,154
Machinery [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	36,152,031	34,120,057
Machinery [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(27,761,449)	(26,161,923)
Machinery [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(14,370)	(33,742)
Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	653,616	731,066	847,483
Other property and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,047,405	2,079,265
Other property and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,391,201)	(1,345,074)
Other property and equipment [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(2,588)	(3,125)
Rights-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,472,035	1,326,628
Rights-of-use assets [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,961,346	1,665,923
Rights-of-use assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(489,311)	(339,295)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	659,882	755,508	₩ 565,357
Construction in progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 659,882	₩ 755,508